Contingencies and Other Accrued Losses - Additional Information (Detail) - USD ($) $ in Millions	May 31, 2017	May 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Litigation settlement fund	$ 9.3	$ 9.3